Investment in Associates and Joint Ventures (Tables)	12 Months Ended
Oct. 31, 2024
Investments in Associates and Joint Ventures [Abstract]
Summary of Condensed Financial Statements
The following tables represent the gross

amount of Schwab’s total assets, liabilities, net

revenues, net income available to common
stockholders, other comprehensive income (loss),

and comprehensive income (loss).
Summarized Financial Information
(millions of Canadian dollars) As at
September 30 September 30
2024 2023
Total assets $ 630,363 $ 644,139
Total liabilities 566,502 592,923
(millions of Canadian dollars) For the years ended September 30
2024 2023
Total net revenues $ 25,493 $ 26,811
Total net income available to common stockholders 6,376 7,483
Total other comprehensive income (loss) 8,356 3,247
Total comprehensive income (loss)

14,732

10,730